Annual Total Returns - FidelityUSMultifactorETF-PRO - FidelityUSMultifactorETF-PRO - Fidelity U.S. Multifactor ETF	Nov. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Sep. 15, 2020
Fidelity U.S. Multifactor ETF
Bar Chart Table:
Annual Return 2021	29.39%